SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per ordinary shares (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income (loss)	$ 408,380	$ (171,611)	$ (1,034,593)	$ (700,925)
Shares excluded from calculation of diluted loss per share	11,876,000	11,876,000
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation	376,000		375,000
Shares excluded from calculation of diluted loss per share			11,876,000
Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net income (loss)	$ 32,684	$ (64,597)	$ (212,955)	$ (542,232)
Basic weighted average shares outstanding (in shares)	282,823	1,962,419	842,606	11,058,904
Diluted weighted average shares outstanding (in shares)	282,823	1,962,419	842,606	11,058,904
Basic net loss per ordinary share (in dollars per share)	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Common Stock Not Subject To Possible Redemption [Member]
Numerator:
Allocation of net income (loss)	$ 375,696	$ (107,014)	$ (821,638)	$ (158,693)
Basic weighted average shares outstanding (in shares)	3,251,000	3,251,000	3,251,000	3,236,578
Diluted weighted average shares outstanding (in shares)	3,251,000	3,251,000	3,251,000	3,236,578
Basic net loss per ordinary share (in dollars per share)	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)